Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases
(b)	Operating lease commitments

The following table presents the future aggregate minimum lease payments under non-cancellable operating leases as at December 31, 2017:

	December 31, 2017	December 31, 2016

Less than one year	$20,317	$13,805
1 to 5 years	25,621	35,820
More than 5 years	3,125	4,099
	$49,063	$53,724